ITEM 1. REPORT TO STOCKHOLDERS



Value & Growth Portfolio


Semi-Annual Report
March 31, 2005


This report is for the shareholders of the Value &
Growth Portfolio. Its use in connection with any offering of the Company?s shares is authorized only in a case of concurrent or prior delivery of the Company?s current prospectus. Rafferty Capital Markets, Inc. is the Distributor of the Fund.

<GRAPHIC>

Lipper Leaders as of 4/30/05

Overall     Lipper Leader    Lipper Leader      Lipper Leader
period      Total Return     Consistent Return  Tax Efficiency

</GRAPHIC>


Out of 340 Multi-Cap Value Funds
Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. The Lipper ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, and Tax Efficiency metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper leaders. Texas Capital's Value & Growth Portfolio was rated among 340 Multi-Cap Value funds for Total Return, Consistent Return, and Tax Efficiency. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com Lipper Leader Copyright 2002, Reuters, All
Rights Reserved.


Comments or Suggestions

Email Mark Coffelt, CFA at markcoffelt@firstaustin.com.

For specific questions about your account, please call the Transfer Agent at 1-888-839-7424.





INVESTMENT MANAGER'S REPORT

Fellow Shareholders,

The net asset value of the Value and Growth
Portfolio (V&G) on March 31, 2005 was $29.90 per share.


Periods          V&G1        Russell 20002          S&P 5002
                             Smaller Stocks       Larger Stocks

Last quarter     1.60            -5.34               -2.13
Last six months 13.69             8.00                6.90
Last 1 year     14.91             5.41                6.63
Last 3 years    17.29            10.87                2.74
Last 5 years    18.85             4.01               -3.18
Since Inception 13.46            10.32               10.50


           Of course, you know the old caveat, "past performance may not be indicative of future results."

The Value and Growth portfolio was up 14% in the six months ending March 31st. This compares positively to the S&P 500 which was up 7%, and the Russell 2000 which was up 8%.
According to Lipper, the Value & Growth portfolio is the top-performing multi-cap value fund for the past three and five year periods.

The last six months were challenging for investors. The rally after the election in November was short-lived and investors quickly began to worry about higher energy prices and interest rates. Stocks are neither inordinately expensive, nor cheap so the direction of stock prices primarily depends on the strength of corporate earnings. Earnings should be fine presuming the economy does not contract next year. After the difficult markets of the last five years many investment advisers are inclined to view the glass as half-empty. This is good news for current and future investors. If the economy can continue to grow, there is no reason for stocks not to follow.

Higher Interest Rates Might Not Mean the
End of the Bull Market

Managers are now trying to figure out whether the current strength of the economy is sustainable. Countless variables materially impact economic growth but, the most important variable in our opinion is interest rates.
Historically, an increase in short-term interest rates comparable to what we have experienced over the last year has coincided with an increase in long-term rates. Higher interest rates eventually slow the economy, and lower earnings lead to lower markets.

The Federal Reserve has raised short-term interest rates eight times and by two percentage points. Yet, long-term rates have declined.
Most mortgage debt and credit card debt is linked to longer term interest rates. As of May
25, the ten-year bond is at 4.04%, down from nearly 5% early last year. This has facilitated a continuing expansion in the housing market and consumer spending.

So what is the net impact of the Federal Reserve raising short-term interest rates? We interpret the behavior of the bond market to indicate that investors expect lower inflation over the next ten years. If the Federal Reserve agrees with that assessment, it is less likely that it will have to increase interest rates to a point that the overall economic expansion is threatened.

Traditionally, you could extrapolate lower corporate earnings from higher short-term interest rates. It's likely that investment managers are behaving as if this will be the case again. Recent sentiment indicators suggest that investors are more negative now than they have been at any other time since the Nasdaq peaked in March of 2000. According to CNBC on May
25th, short interest on the Nasdaq and New York
Stock Exchange is as high as it's ever been. If the assumption of lower earnings by the short sellers proves to be incorrect, then we could see a rapid shift back into stocks.


Current Investment Strategy

We are finding plenty of opportunities today.
Blue chip stocks are cheap in terms of their historic valuation relative to the market. While small companies may experience more robust earnings growth, attractive valuations and the relatively low volatility of blue chip stocks makes that segment of the market as attractive today as it has been in years. Accordingly, we are fairly equally weighted between large, mid and small stocks. We have been overweight energy stocks and underweight technology for the last couple of years. We're not yet convinced energy stock valuations fully reflect the current price of energy. And, relative to future earnings prospects, technology stocks still appear generally overvalued.

Risk Management

Our primary objective is to create a portfolio that has the highest expected return relative to expected volatility. A broadly diversified portfolio is one way to further this goal. Additionally, minimal concentration in one particular industry or sector is essential to risk management.
Thanks to the overwhelmingly positive response of our shareholders, we recently changed the fundamental investment restrictions to allow us to selectively sell stocks short. The continuing evolution of our investment strategy has had a profoundly positive impact on the fund's volatility relative to the market.

The enhanced risk management of the fund does not appear to have negatively impacted the fund's performance relative to our peers and to the market. We are still able to construct a portfolio that trades at a deep discount to the S&P 500. The current trailing P/E ratio is 10.5, which compares favorably to the S&P 500's trailing P/E ratio of 17. We also own companies with better growth histories than the market as a whole. The trailing five-year growth rate for the companies in the portfolio is 33%, while the S&P
500 has only grown at 5% a year.

We are very pleased to report that due to the influx of assets in the last year, the annual expense ratio of the fund dropped from 1.93%
for the 2003 fiscal year to 1.78% for the 2004 fiscal year. As inflows continue, the expense ratio will continue to drop.

After you are finished with your semi-annual report, please pass it along to your employer and request the fund be added to your company's
401k plan.

Thank you for your continued trust.




Mark A. Coffelt, CFA
Eric Barden, CFA
Portfolio Managers

<CHART>
Value & Growth Portfolio Comparison
with Unmanaged Indices
November 6, 1995 - March 31, 2005

</CHART>

Average Annual Total Return
Period              TCVGX         Russell 2000           S&P 500
                   (@NAV)       (smaller stocks)     (larger stocks)
Ending Value       $31,084          $22,972               $23,314
1 year              9.72%            5.41%                 6.63%
5 years            17.77             4.01                 -3.18
Since Inception    12.75            10.32                 10.50

Past performance is not indicative of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Hypothetical and Actual Expenses
March 31, 2005

Important Information

The following disclosure, as required by the SEC, provides important information regarding the Fund's Expense
Example. Please refer to this information when reviewing the Expense Example for the Fund.

Expense Example

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Total Return Fund only); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading "Actual
Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading "Hypothetical Performance
(5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.




EXPENSE EXAMPLE:				   Actual              Hypothetical Performance
                                     Performance         (5% return before expenses)
                                   Total Return Fund          Total Return Fund

Beginning Account Value (10/01/04)     $1,000                     $1,000
Ending Account Value                   $1,014                     $1,017
Expenses Paid During Period1           $9                         $9

1Expenses are equal to the Fund's annualized expense ratio
1.70% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Sector Allocation
March 31, 2005

<CHART>
</CHART>

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks - 97.56%                       Shares                Market Value
CONSUMER DISCRETIONARY - 15.47%

Apparel & Accessory - 0.68%
Forward Industries*                          15,000                  194,850
Hartmarx*                                    21,000                  200,340
                                                                     395,190

Automobile Manufacturers - 0.39%
Toyota                                        3,000                  223,140

Automotive Retail - 1.22%
Autozone*                                     8,200                  702,740

Department Stores - 0.48%
Nordstroms                                    5,000                  276,900

Distributors - 0.52%
Brightpoint*                                  8,000                  149,840
Navarre*                                     18,600                  147,870
                                                                     297,710

Education Services - 0.43%
Career Education Corp.*                       7,200                  246,672

General Merchandise - 0.17%
Acme United                                   7,000                   98,000

Home Furnishings - 0.93%
Dixie Group Inc.*                            23,400                  370,188
Dorel Industries*                             5,000                  163,850
                                                                     534,038

Homebuilding - 2.26%
Centex Corp                                   3,500                  200,445
Hovnanian*                                   12,200                  622,200
MDC Holdings                                  6,890                  479,888
                                                                   1,302,533

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                 Shares              Market Value
Housewares - 0.83%
Yankee Candle                                15,100                  478,670

Leisure Products - 0.37%
Aldila                                       12,500                  211,262

Motorcycle Manufacturers - 0.74%
Harley Davidson                               7,400                  427,424

Publishing - 0.44%
Tribune                                       6,400                  255,168

Restaurants - 1.66%
McDonald's Corp.                             13,000                  404,820
Ruby Tuesday                                 10,900                  264,761
                                                                     669,581


Retail - Apparel - 1.94%
American Eagle Outfitters                     6,000                  177,300
Charming Shoppes*                            25,000                  203,250
Jos A Banks Clothiers*                       15,700                  460,010
Pacific Sunwear Calf.*                       10,000                  279,800
                                                                   1,120,360


Retail - Computers & Electronics - 0.71%
Best Buy                                      5,000                  270,050
Grupo Elektra SA ADR                          4,400                  141,020
                                                                     411,070


Retail - Home Improvements - 1.26%
Building Materials Holding Co.                1,500                   66,720
Home Depot                                   17,200                  657,728
                                                                     724,448

Special Consumer Services - 0.50%
H&R Block                                     5,700                  288,306

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares               Market Value
Specialty Stores - 0.46%
National Vision*                             25,100                  127,508
Shoe Pavilion                                23,400                  136,422
                                                                     263,930

     Total Consumer Discretionary                                  8,927,142

CONSUMER STAPLES - 10.31%

Agricutural Production -1.49%
Archer Daniels Midland                       35,000                  860,300

Food Distributors - 2.32%
Performance Food Group*                      17,300                  478,864
Sysco Corp.                                  21,600                  773,280
Spartan Stores                                8,000                   85,120
                                                                   1,337,264

Household Products - 1.07%
Proctor & Gamble                             11,700                  620,100

Packaged Foods/Meats - 3.42%
Gruma ADR                                    23,000                  204,700
Perdigao ADR                                  2,000                   76,600
Pilgrim's Pride                               6,000                  214,320
Sanderson Farms                               2,400                  103,704
Sara Lee                                     17,000                  376,720
Seaboard                                        350                  375,550
Smithfield Foods*                            19,700                  621,535
                                                                   1,973,129

Personal Products - 0.47%
Steiner Leisure*                              8,300                  271,327

Retail - Drugs - 0.38%
Walgreen                                      5,000                  222,100

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares                Market Value
Retail - Food - 0.17%
Smart & Final*                                8,000                   97,280

Soft Drinks - 0.98%
Coca-Cola Femsa                              23,400                  565,578



     Total Consumer Staples                                        5,947,078

ENERGY - 11.88%

Oil & Gas - Drilling - 0.41%
Rowan*                                        8,000                  239,440

Oil & Gas Exploration Equipment - 0.18%
Mitcham Inds.*                               15,000                  104,700

Oil & Gas Exploration/Production - 3.64%
Burlington Resources                          4,000                  200,280
Callon Petroleum*                            13,000                  202,020
Chesapeake Energy                            10,000                  219,400
Devon Energy                                  5,000                  238,750
Nexen                                        13,000                  714,090
Petrochina ADR                                4,300                  271,846
Pioneer Nat Rsc                               6,000                  256,320
                                                                   2,102,706

Oil & Gas - Integrated - 5.40%
BP ADR                                        6,000                  374,400
Chevron-Texaco                                6,000                  349,860
ConocoPhillips                                3,000                  323,520
Exxon Mobil                                   4,000                  238,400
Occidental Petroleum                          4,000                  284,680
Petro-Canada                                  6,000                  347,160
Petrokazakhstan, Inc.                         5,000                  200,850
Tesoro                                       16,100                  596,022
Suncore Energy                               10,000                  402,100
                                                                   3,116,992

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares               Market Value
Oil & Gas - Refining/Marketing - 2.24%
Giant Industries*                            18,300                  470,310
Sunoco                                        5,100                  527,952
Valero                                        4,000                  293,080
                                                                   1,291,342


     Total Energy                                                  6,855,180



FINANCIALS - 12.68%

Consumer Finance - 0.51%
MBNA Corp                                    12,000                  294,600

Diversified Financial Services - 2.36%
Bancolombia SA ADR                           43,800                  585,168
Bluegreen*                                    9,000                  115,650
CitiGroup                                     8,500                  381,990
J.P. Morgan                                   8,000                  276,800
                                                                   1,359,608


Diversified Banks - 1.20%
Bank of America                               7,200                  317,520
Toronto-Dominion                              9,000                  372,150
                                                                     689,670

Insurance - Brokers - 0.65%
Hilb Rogal & Hobbs                           10,400                  372,320

Insurance - Life/Health - 0.26%
UICI                                          6,300                  152,775

Insurance - Multi-Line - 0.52%
United Fire & Casualty                        8,800                  297,704

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares                Market Value
Insurance - Property/Casualty - 3.17%
Allstate                                     15,000                  810,900
American Physicians Cap*                      8,600                  294,722
First American Financial Corp                 3,300                  108,702
Kingsway Financial                           15,000                  231,900
State Auto Financial                          5,000                  133,100
W.R. Berkley                                  5,000                  248,000
                                                                   1,827,324


Reinsurance - 0.78%
Partnerre Holdings                            7,000                  452,200

Thrifts & Mortgage Financing - 3.24%
Countrywide Credit                           10,600                  344,076
Doral Financial                              21,400                  468,446
Fed Nat'l Mtg.                                4,400                  239,580
Federal Home Loan Mortgage Co.                6,000                  379,200
Fremont General                              20,000                  439,800
                                                                   1,871,102

     Total Financials                                              7,317,303

HEALTH CARE - 17.99%

Biotechnology - 1.60%
Charles River Labs*                          11,000                  517,440
Lifecell*                                    45,700                  406,730
                                                                     924,170

Health Care - Equipment - 2.64%
Analogic                                      4,729                  204,529
Biosite*                                     10,500                  546,315
Medtronic                                     5,000                  254,750
Steris                                       13,800                  348,450
Synovis Life Tech*                           17,100                  170,658
                                                                   1,524,702

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares                Market Value
Health Care - Facility - 2.35%
Community Health Sys*                         8,000                  279,280
Lifepoint Hospitals*                         13,500                  591,840
Medcath*                                     10,300                  301,790
Psychiatric Services*                         4,000                  184,000
                                                                   1,356,910

Health Care - Managed Care - 3.76%
Cigna                                         5,300                  473,290
Coventry Health*                             15,200                1,035,728
UnitedHealth Group                            6,920                  660,030
                                                                   2,169,048


Health Care - Services - 5.68%
Caremark RX*                                 22,200                  883,116
Express Scripts Inc.*                         4,000                  348,760
Lab Corp of America*                         16,500                  795,300
Lincare Holdings*                             6,200                  274,226
Merge Technologies*                           8,730                  153,211
Pediatrix Medical Grp.*                       5,400                  370,386
Quest Diagnostics                             3,000                  315,390
Ventiv Health*                                6,000                  138,000
                                                                   3,278,389

Health Care - Supplies - 0.18%
De Rigo Spa ADR                              14,600                   98,112
Utah Medical Products                           298                    6,556
                                                                     104,668

Pharmaceuticals - 1.77%
Johnson & Johnson                             8,700                  584,292
Novartis AG ADR                               9,400                  439,732
                                                                   1,024,024

     Total Health Care                                            10,381,911

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares                Market Value

INDUSTRIALS - 15.65%

Aerospace - Defense - 1.34%
Armor Holding*                                4,000                  148,360
DRS Technologies                              8,000                  340,000
L-3 Communications                            3,000                  213,060
United Industrial Corp.                       2,500                   74,050
                                                                     775,470

Building Products - 1.78%
CRH ADR                                         487                   12,803
Elkcorp                                       4,800                  184,608
Masco                                        12,000                  416,040
USG*                                         12,500                  414,500
                                                                   1,027,951

Commercial Printing - 0.38%
Quebecor World                                9,300                  219,108

Construction & Engineering - 0.33%
Michael Baker*                                8,700                  191,835

Electrical Component - 0.35%
Labarge*                                      6,600                   86,394
Wesco Int'l*                                  4,200                  117,600
                                                                     203,994

Industrial Conglomerates - 0.45%
Park-Ohio Industries*                        13,800                  258,612

Machinery - Construction & Farming - 2.14%
Gehl*                                        18,300                  488,793
Titan International                          52,000                  747,240
                                                                   1,236,033

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares                Market Value
Industrial Machinery - 1.08%
Blount International*                        23,600                  400,728
Hurco Companies*                             10,000                  139,500
Key Technology*                               8,616                   84,781
                                                                     625,009

Marine - 1.68%
Frontline ADR                                 5,000                  245,000
OMI                                          21,000                  402,150
Teekay Shipping                               5,400                  242,730
Ship Finance                                  3,850                   78,155
                                                                     968,035

Services - Diversified/Commercial - 0.49%
Choicepoint*                                  6,000                  240,660
Manning Greg Auction*                         4,200                   42,294
                                                                     282,954

Services - Employment - 0.84%
Gevity HR                                     5,000                   95,600
Resources Connection*                        13,800                  288,834
Duratek*                                      5,000                   99,750
                                                                     484,184

Trade Companies & Distributors - 0.22%
Huttig Building Products*                    11,800                  128,974

Trucking - 4.55%
Amerco*                                       8,445                  391,003
Arkansas Best                                 9,000                  340,020
Celadon*                                     27,000                  500,850
Frozen Food Express*                         11,500                  132,480
J.B. Hunt Transport                           9,300                  407,061
Smithway Motor Express*                      18,600                  123,876
Yellow*                                      12,500                  731,750
                                                                   2,627,040


     Total Industrials                                             9,029,199

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares                Market Value
MATERIALS - 3.88%

Chemicals - Agriculture/Fertilizer - 0.45%
Terra Industries*                            28,000                  217,280
Terra Nitrogen                                1,800                   44,910
                                                                     262,190

Chemicals - Commodities - 1.41%
Georgia Gulf                                  4,000                  183,920
Sinopec Shanghai ADR                         15,500                  630,695
                                                                     814,615

Specialty Chemicals - 0.42%
Sigma-Alrich                                  4,000                  245,000

Diverse Metal/Mining - 0.48%
Southern Peru Copper                          5,000                  277,300

Paper Packaging - 0.02%
Mod Pac*                                        551                    8,711

Steel - 1.09%
Castle (A.M.)                                 3,000                   37,800
Mittel Steel 'A' ADR*                         6,000                  194,100
Novamerican Steel*                            1,600                   80,176
Posco Ads                                     5,000                  246,800
Reliance Steel                                1,800                   72,018
                                                                     630,894


     Total Materials                                               2,238,710


Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares                 Market Value
OTHER HOLDINGS - 2.83%

Exchange Traded Funds - 2.83%
Belgium ETF                                  20,000                  376,000
IShares MSCI Pac Jac                          2,000                  179,840
Ishares MSCI-Austria                         46,600                1,066,208
                                                                   1,622,048

Misc. Other Holdings
Grupo IMSA, S.A. ADR                            400                    8,356


     Total Other Holdings                                          1,630,404


TECHNOLOGY - 1.98%

IT Consulting & Services - 0.45%
Caci International*                           3,800                  209,874
Competitive Technology*                       3,400                   47,532
                                                                     257,406

Office Electronics - 0.56%
Canon ADR                                     6,000                  321,600

Services - Data Processing - 0.98%
First Data                                   14,400                  566,064

     Total Technology                                              1,145,070


TELECOMMUNICATIONS - 2.72

Integrated Telecommunications Services - 2.35%
Alltel                                        6,500                  356,525
Century Tel                                  17,000                  558,280
Phillipine Long ADR                           8,000                  201,680
Rostelecom ADR                                8,200                  102,828
Telecom New Zealand-ADR                       4,000                  138,680
                                                                   1,357,993


Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Common Stocks                                Shares                Market Value
Wireless Telecommunications Services - 0.37%
Mobile Telesys                                6,000                  211,140

     Total Telecommunications                                      1,569,133

UTILITIES - 2.19%

Electric Utilities - 1.23%
Korea Electric Power                         53,000                  712,320

Independent Power Producers - 0.95%
AES*                                         33,500                  548,730


     Total Utilities                                               1,261,050




Total Equity Investments (cost $49,034,854)                       56,302,189

Value & Growth Portfolio
Portfolio of Investments (unaudited)
March 31, 2005

Demand Notes - 1.85%
                                            Par Value              Market Value
         American Family Demand Note         $527,428               $527,428
         (2.4663% 12-31-2031)

         Wisc Corp Cent Cr Union Demand Note  540,562                540,562
         (2.5200%  12-31-2031)

Total Demand Notes (Cost $1,067,990)        1,067,990              1,067,990



Total Investments (Cost $50,102,844) (a)        99.41%            57,370,179

         Other Net Assets                        0.59%               338,449
          (101,331)





Total Net Assets                               100.00%           $57,708,628

*Non-income producing security
ADR - American Depository Receipt

(a)  At March 31, 2005, the cost for federal income tax
purposes was $49,139,402.  Net unrealized appreciation
was as follows:
                   Gross unrealized appreciation    7,967,662
                   Gross unrealized depreciation   (1,316,238)
                   Net unrealized appreciation     $6,651,424



STATEMENT OF ASSETS &
LIABILITIES (unaudited)
March 31, 2005

ASSETS
     Total Investments at Market Value,
        (Identified Cost $50,102,844) (Note 1-A)                $57,370,179
     Receivable:
       Fund Shares Sold                                              93,970
       Interest and Dividends                                        73,083
       Investment Securities Sold                                   787,620
           Total Assets                                          58,324,852

LIABILITIES
     Payable:
       Investment Securities Purchased                              473,589
       Fund Shares Purchased                                         44,148
       Advisory Fee (Note 2)                                         41,816
       Administration Fees (Note 2)                                  19,646
       Distribution Fees                                             34,483
       Custody Fees                                                   2,544
           Total Liabilities                                        616,224
NET ASSETS                                                      $57,708,628

NAV AND REPURCHASE PRICE PER SHARE                                   $29.90
(Applicable to 1,930,344 shares outstanding,
$.0001 par value, 25 million shares authorized).
MAXIMUM OFFERING PRICE PER SHARE                                     $31.72
   (100/94.25 of net asset value)
NET ASSETS
At March 31, 2005, net assets consisted of:
Paid - In Capital                                               $53,846,066
Accumulated Net Realized Loss on Investments                     (3,404,773)
Net Unrealized Appreciation on Investments                        7,267,335
                                                                 57,708,628




Value & Growth Portfolio
STATEMENT OF OPERATIONS
(unaudited)
For the Year Ended March 31, 2005



INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $12,323)         $380,514
   Interest                                                           9,501
   Other Income                                                       2,343
       TOTAL INVESTMENT INCOME                                      392,358

EXPENSES
   Administrative Fee (Note 2)                                      104,037
   Management Fee (Note 2)                                          236,218
   12B-1 Fees (Note 2)                                               59,055
   Custody Fee                                                        4,072
   Interest Expense (Note 4)                                             13
       TOTAL EXPENSES                                               403,395

NET INVESTMENT LOSS                                                 (11,037)


REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS
  Net Realized Gain from Security Transactions                    2,270,367
  Change in Unrealized Appreciation                               3,254,555

NET GAIN ON INVESTMENTS                                           5,524,922

NET INCREASE IN NET ASSETS                                       $5,513,885

Value & Growth Portfolio
STATEMENTS OF CHANGES IN NET
ASSETS (unaudited)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:



 Net Investment Loss                                               $(11,037)

 Net Realized Gain/(Loss) on Investments                          2,270,367

 Change in Unrealized Appreciation on
 Investments                                                      3,254,555

INCREASE IN NET ASSETS FROM OPERATIONS                            5,513,885

DISTRIBUTIONS TO SHAREHOLDERS                                         -

CAPITAL SHARE TRANSACTIONS: (a)

  Shares Sold                                                    14,989,416
  Shares Redeemed                                                (3,121,663)

INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS                                               11,867,753


TOTAL INCREASE (DECREASE) IN NET
ASSETS                                                           17,381,638

NET ASSETS

  Beginning of Period                                            40,326,990
  End of Period                                                 $57,708,628


(a) CAPITAL SHARE TRANSACTIONS

  Shares Sold                                                       506,176
  Shares Redeemed                                                  (109,040)

TOTAL INCREASE (DECREASE) IN
SHARES                                                              397,136


Value & Growth Portfolio
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT
THE YEAR


PER SHARE
OPERATING PERFORMANCE                                               Value &
                                                                    Growth

NAV, BEGINNING  OF PERIOD                                            $26.30

Net Investment Loss                                                    (.01)
Net Realized and Unrealized Gains                                      1.37

TOTAL FROM INVESTMENT OPERATIONS                                       1.36

LESS DISTRIBUTIONS

Net Capital Gains                                                       .00

NAV, END OF PERIOD                                                   $29.90

TOTAL RETURN FOR PERIOD                                               13.69%

RATIOS/SUPPLEMENTAL DATA

Net Assets End of Period ($000)                                     $57,709

RATIOS TO
AVERAGE NET ASSETS

Expenses                                                              1.70%
Net Loss                                                              (.02)%

Portfolio Turnover Rate                                                110%

Average Debt Per Share                                                $.00

Average Debt Outstanding ($000)                                         $0
Average Shares Outstanding (000)                                     1,648


NOTES TO FINANCIAL STATEMENTS
March 31, 2005

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES
Texas Capital Value Funds, Inc. was incorporated on
June 26, 1995 as a Maryland Corporation and is
registered under the Investment Company Act of 1940
as a non-diversified, open-end management
investment company.  The Value & Growth Portfolio
(the "V&G") is a series of the Texas Capital Value
Funds, Inc, (the "Fund").  V&G began investment
operations on November 6, 1995.  V&G's investment
objective is capital appreciation.  The following is a
summary of significant accounting policies followed by
the Fund in the preparation of the financial statements.
The policies are in conformity with accounting
principles generally accepted in the United States of
America.
A. 	Security Valuation - Portfolio securities that are
listed on national securities exchanges or the
NASDAQ National Market System are valued as of
the close of business of the exchange on each
business day which that exchange is open
(presently 4:00pm Eastern time).  Unlisted
securities that are not included in such System are
valued at the mean of the quoted bid and asked
prices in the over-the-counter-market.  Securities
and other assets for which market quotations are
not readily available are valued at fair value as
determined in good faith by the Advisor under
procedures established by and under the general
supervision and responsibility of the Fund's Board
of Directors.  Short-term investments are valued at
amortized cost, if their original maturity was 60
days or less, or by amortizing the values as of the
61st day prior to maturity, if their original term to
maturity exceeded 60 days.
B. 	Federal Income Taxes - It is the Fund's policy to
meet the requirements of the Internal Revenue
Code applicable to regulated investment
companies and to distribute all of its taxable net
income to its shareholders.  In addition, the Fund
intends to pay distributions as required to avoid
imposition of excise tax.  Therefore, no federal
income tax provision is required.  At March 31,
2005, the Fund had a capital loss carryforward
available for federal income tax purposes of
$3,393,399, available to offset future gains, if any.
Securities Transactions, Investment Income
and Other - Securities transactions are recorded
on the next business date after trade date.
Realized gains and losses on sales of investments
are calculated on the identified cost basis.
Dividend income is recorded on the ex-dividend
date and interest income is recorded on the accrual
basis.
C. 	Distributions to Shareholders.  Distributions from
investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to net operating losses and post-October capital losses.


D. 	Accounting Estimates - The preparation of
financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.    TRANSACTIONS WITH AFFILIATES
Investment Advisory and Administrative Agreements
The Fund has an investment advisory agreement with
the Advisor, First Austin Capital Management, Inc.,
pursuant to which the Advisor receives a fee, computed
daily, at an annual rate of 1.0% of the average daily net
assets.  The Advisor provides continuous supervision of
the investment portfolio and pays the cost of
compensation of the officers of the Fund, occupancy
and certain clerical and administrative costs involved in
the day to day operations of the Fund.  In addition, the
Advisor is acting as the administrator to the Fund.  For
this service, the Advisor receives a fee, computed daily
based on the average daily net assets at an annual rate
of .70% on the 1st $5 million, .50% on the next $25
million, .28% on the next $70 million, .25% on the next
$100 million, and .20% for over $200 million of each
series.   The Advisor bears most of the operating
expenses of the Fund including legal, audit, printing, and
insurance.
Transactions with Texas Capital, Inc.
The Advisor owns an interest in Texas Capital, Inc., a
registered broker-dealer.  For the period ending March
31, 2005, V&G transacted $131,694 in commissions
through Texas Capital, Inc.  All transactions were at $.06
per share until Texas Capital, Inc. reduced its
commission cost to $.05 per share on February 2, 2005,
or at rates considered competitive with comparable
transactions elsewhere.  The Board reviews affiliated
transactions quarterly.
Distribution Agreement and Plan
The Fund has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act under which the Fund
contracts with registered broker-dealers and their agents
to distribute shares of the Fund.  The Distributor
received a fee, computed daily at an annual rate of .25%
of the average daily net assets.  For the period ending
March 31, 2005, the amount paid to the Distributor was
$59,055 for V&G.  Certain officers and directors of the
Fund are also officers and/or directors of the Advisor.
3.	PURCHASES AND SALES OF SECURITIES--For the
period ending March 31, 2005, the cost of purchases
and the proceeds from sales of securities, excluding
short-term securities, were $73,635,248 and
$52,429,828, respectively, for the Value & Growth
Portfolio.
4.	LINE OF CREDIT - The Fund has a $9 million secured
line of credit with Firstar Bank NA. Borrowings under this arrangement bear interest at the bank's prime rate.
At March 31, 2005, the Fund had $0 outstanding. Based upon balances outstanding during the period, the weighted average interest rate was 4.75% and the weighted average amount outstanding was $542.



5.	DISTRIBUTIONS TO SHAREHOLDER

As of March 31, 2005, the components of distributable earnings on a tax basis was as follows:

Capital Loss Carryforward  $(3,393,399)
Unrealized Appreciation      6,651,424
                            $3,258,025

There were no distributions paid in fiscal years 2003 and 2004. The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

6.    AVAILABLILITY OF QUARTERLY PORTFOLIO
SCHEDULE (unaudited)

Beginning with its first and third fiscal quarters ending on or after July 9, 2004, Texas Capital Value Funds will file the Funds' complete schedules of portfolio holdings with the SEC on form N-Q. The Funds' Form N-Q will be available without charge, upon request, by calling 1-800-880-0324. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

7.	AVAILABLILITY OF PROXY VOTING POLICIES AND
PROCEDURES (unaudited)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Directors. You may obtain a description of these procedures, free of charge, by calling toll-free 800-880-0324. This information is also available through the Securities and Exchange
Commission's website at http://www.sec.gov.


  After the maximum sales charge of 5.75%, the returns for the last quarter, last 6 months, last 12 mos., last 3 years, last 5 years, and since inception (11/06/95) would be: (2.99), 8.57%, 9.72%, 15.51%, 17.77%, and 12.75%, respectively.
The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  Highest comparative returns for each period are shaded.
  The Russell 2000 and S&P 500 are unmanaged indexes widely recognized as representative of smaller and larger companies, respectively. Neither index bears transactions costs, nor management fees, and cannot be actually bought or sold.

Mailing Address for Additional Purchases
Texas Capital Value Funds, Inc.
c/o U.S. Bancorp Mutual Fund Services LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Questions Regarding:
Management of Portfolio
(800) 880-0324 or (512) 328-9321

Prospectus & New Account Forms,
Your Account, or Tax Information
(888) 839-7424

Marketing Information/Dealer Agreements
Texas Capital Value Funds, Inc.
6300 Bridgepoint Parkway
Building 2, Suite 105
Austin, Texas 78730
(800) 880-0324



ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.
(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has one audit committee financial expert serving on the audit committee, and any person who performs a similar function.

(a)(2) The audit committee financial expert is Ed Clark.
Mr. Clark is independent as defined in Form N-CSR Item 3
(a) (2)

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only required in the annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The complete schedule of investments for the Fund is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES  BY  CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES.
         CONCLUSIONS ON EVALUATION OF DISCLOSURE CONTROLS
         AND PROCEDURES

Item (a) - The certifying officer, whose certifications are included herewith, has evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In his opinion, based on his evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared.

Further, in his opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission's rules and forms.

Item (b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) The Code of Ethics is incorporated by reference to Registrant's Form N-CSR, Investment Company
          Act file number  811-09088 (filed December 10, 2004).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley
          Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)    Not applicable to the Registrant.

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act is not deemed "filed" for purposes of
Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.


                                   Signature


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.



By      /s/ MARK A. COFFELT                    Date  June 7, 2005
--------------------------------------         ------------------------
            Mark A. Coffelt, President and Chairman
            Texas Capital Value Funds, Inc.



                                  Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark A. Coffelt
   ---------------------------
   Principal Executive Officer

Date: June 7, 2005



By: /s/ Mark A. Coffelt
   ---------------------------
   Principal Financial Officer

Date: June 7, 2005